Other operating income and expenses (Tables)	3 Months Ended
Mar. 31, 2024
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the three-month periods ended March 31, 2024, and 2023:

Other operating income	For the three-month period ended March 31,
	2024	2023
	($ in thousands)
Grants (Note 17)	14,591	14,667
Insurance proceeds and other	7,608	7,953
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	3,593	-
Total	25,792	22,620

Other operating expenses
Other operating expenses	For the three-month period ended March 31,
	2024	2023
	($ in thousands)
Raw materials and consumables used	(9,919)	(9,071)
Leases and fees	(3,668)	(3,650)
Operation and maintenance	(35,768)	(29,502)
Independent professional services	(7,502)	(7,646)
Supplies	(8,190)	(10,712)
Insurance	(10,245)	(10,698)
Levies and duties	(6,030)	(3,598)
Other expenses	(3,594)	(4,005)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(3,593)	-
Total	(88,509)	(78,881)